FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.

1.   Name and address of issuer:

     Harbor Fund

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

3.   Investment Company Act File Number:   811-4676

     Securities Act File Number:   33-5852

4(a).     Last day of fiscal year for which this notice is filed:

     October 31, 1997

4(b).       Check box if this Form is being filed late (i.e.,
     more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid
     on the registration fee due.

4(c).       Check box if this is the last time the issuer will be
     filing this Form.

5.   Calculation of registration fee:

(i)     Aggregate sale price of
        securities sold during
        the fiscal year pursuant
        to section 24(f):                            $ 3,543,085,216

(ii)    Aggregate price of
        securities redeemed or
        repurchased during the
        fiscal year:              $ 1,852,512,212

(iii)   Aggregate price of
        securities redeemed or
        repurchased during any
        prior fiscal year ending
        no earlier than October
        11, 1995 that were not
        previously used to
        reduce registration fees
        payable to the            $     -0-
        Commission:

(iv)    Total available
        redemption credits [add
        Items 5(ii) and 5(iii)]:                     $ 1,852,512,212

(v)     Net sales - if Item 5(i)
        is greater than Item
        5(iv) [subtract Item
        5(i) from Item 5(iv)]:                       $ 1,690,573,004

(vi)    Redemption credits
        available for use in
        future years - if Item
        5(i) is less than Item
        5(iv) [subtract Item
        5(i) from Item 5(iv)]:    $(    -0-      )

(vii)   Multiplier for
        determining registration
        fee (see instruction
        C.9):                                        X   .000295

(viii)  Registration fee due [
        multiply Item 5(v) by
        Item 5(vii)] (enter "0"
        if no fee is due):                           =$ 498,719

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of the securities (number of shares or other units) deducted here:
     _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _____________.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction
     D):+$  -0-

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$ 498,719

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

          Friday, January 09, 1998

     Method of Delivery:

            Wire Transfer
            Mail or other means


SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Constance L. Souders

                      CONSTANCE L. SOUDERS, Treasurer & Secretary

Date   January 12, 1998

* Please print the name and title of the signing officer below the signature.